Revenues - Summary of Cumulative Adjustment Made to Consolidated Income Statement due to Changes in Accounting for Incremental Costs of Obtaining Contracts with Customers (Detail) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Revenues	$ 7,937	$ 5,317	$ 22,596	$ 14,728	$ 21,135	$ 13,713
Cost of Revenue [Abstract]
Selling, general and administrative	40,674	6,972	57,979	21,035	28,606	33,862
Operating loss	(48,950)	(12,536)	(88,249)	(32,665)	(41,395)	(46,248)
Service [Member]
Revenues [Abstract]
Revenues	1,408	(217)	4,951	1,468	18,737	13,325
Cost of Revenue [Abstract]
Costs, excluding depreciation and amortization	5,387	4,430	8,754	9,614	13,331	11,098
Product [Member]
Revenues [Abstract]
Revenues	6,529	5,534	17,645	13,260	2,398	388
Cost of Revenue [Abstract]
Costs, excluding depreciation and amortization	$ 7,266	$ 3,692	$ 15,816	$ 10,132	10,535	$ 399
ASC 605 [Member]
Cost of Revenue [Abstract]
Selling, general and administrative					28,472
Operating loss					(41,634)
ASC 605 [Member] | Service [Member]
Revenues [Abstract]
Revenues					18,737
Cost of Revenue [Abstract]
Costs, excluding depreciation and amortization					13,331
ASC 605 [Member] | Product [Member]
Revenues [Abstract]
Revenues					2,025
Cost of Revenue [Abstract]
Costs, excluding depreciation and amortization					$ 10,535